BASIS OF PRESENTATION (Schedule of right-of-use assets and lease liabilities) (Details) ¥ in Thousands	6 Months Ended
Jun. 30, 2019 CNY (¥)
Lease liabilities [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities, as at January 1, 2019	¥ 1,803
Interest expense	37
Payments	(538)
Lease liabilities, as at June 30, 2019	1,302
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, as at January 1, 2019	1,803
Addition
Depreciation expense	(611)
Right-of-use assets, as at June 30, 2019	1,192
Right-of-use assets [member] | Buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, as at January 1, 2019	1,803
Addition
Depreciation expense	(611)
Right-of-use assets, as at June 30, 2019	¥ 1,192